Commitments & Contingencies - Schedule of Future Minimum Non-Cancelable Lease Payments Under the Operating Leases (Details)	Dec. 31, 2021 USD ($)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022	$ 2,895,231
2023	2,191,339
2024	779,456
2025	803,073
2026	67,087
Total	$ 6,736,187